ETF Managers Trust
30 Maple Street, 2nd Floor
Summit, New Jersey 07901

August 2, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Managers Trust (the “Trust”)
File Nos.: 333-182274 and 811-22310

Ladies and Gentlemen:
Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series, the ETFMG Housing Market ETF, is Post-Effective Amendment No. 143 and Amendment No. 145 to the Trust’s Registration Statement on Form N-1A.
If you have any questions regarding the enclosed, please do not hesitate to contact Kent Barnes at 414‑550-7433 or kent.barnes@usbank.com.
Sincerely,

/s/ Kent Barnes
Kent Barnes
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for the Trust